Goodwill and Intangible Assets, Net - Details of Total Goodwill (Parenthetical) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2024		Sep. 30, 2023
Goodwill [Line Items]
Goodwill resulting from acquisitions	$ 95,867	[1]	$ 86,216	[2]
Value of intangible asset	160,729		181,539
Core Technology [Member]
Goodwill [Line Items]
Value of intangible asset	49,647		64,396
Customer Relationships [Member]
Goodwill [Line Items]
Value of intangible asset	108,078		113,348
TEOCO [Member]
Goodwill [Line Items]
Goodwill resulting from acquisitions			57,687
TEOCO [Member] | Core Technology [Member]
Goodwill [Line Items]
Value of intangible asset			$ 40,015
Useful life of intangible assets			5 years
TEOCO [Member] | Customer Relationships [Member]
Goodwill [Line Items]
Value of intangible asset			$ 6,219
Useful life of intangible assets			6 years
ProCom [Member]
Goodwill [Line Items]
Goodwill resulting from acquisitions			$ 35,124
ProCom [Member] | Customer Relationships [Member]
Goodwill [Line Items]
Value of intangible asset			$ 18,439
Procom intangibles assets			6 years
ProCom [Member] | Trademarks [Member]
Goodwill [Line Items]
Value of intangible asset			$ 864
Useful life of intangible assets			1 year
Astadia [Member]
Goodwill [Line Items]
Goodwill resulting from acquisitions	86,381
Astadia [Member] | Core Technology [Member]
Goodwill [Line Items]
Value of intangible asset	$ 8,001
Useful life of intangible assets	4 years
Astadia [Member] | Customer Relationships [Member]
Goodwill [Line Items]
Value of intangible asset	$ 27,677
Useful life of intangible assets	6 years
Astadia [Member] | Trademarks [Member]
Goodwill [Line Items]
Value of intangible asset	$ 1,784
Useful life of intangible assets	3 years

[1]	Mainly relates to the acquisition of Astadia, which specializes in mainframe-to-cloud migration and modernization, see also Note 3. In allocating the total preliminary purchase price of Astadia, based on estimated fair values, the Company recorded $86,381 of goodwill, $27,677 of customer relationships to be amortized over approximately six years, $8,001 of core technology to be amortized over approximately four years, and $1,784 of trademark to be amortized over approximately three years.
[2]	Mainly relates to the acquisitions of the service assurance business of TEOCO and ProCom Consulting, see also Note 3. In allocating the total purchase price for the service assurance business of TEOCO, based on estimated fair values, the Company recorded $57,687 of goodwill, $40,015 of core technology to be amortized over approximately five years, $6,219 of customer relationships to be amortized over approximately six years. In allocating the total purchase price for ProCom Consulting, based on estimated fair values, the Company recorded $35,124 of goodwill, $18,439 of customer relationships to be amortized over approximately six years and $864 of trade mark to be amortized over approximately one year.